COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2025 USD ($)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) carrier
Loss Contingencies [Line Items]
Finance lease liability		$ 0	$ 419,341,000
Long-term purchase commitment, amount		$ 0
Seadrill | Subsequent Event
Loss Contingencies [Line Items]
Litigation settlement, amount awarded to other party	$ 48,000,000
Leading Liner Company
Loss Contingencies [Line Items]
Term of lease or charter		10 years
Debt for acquired equipment
Loss Contingencies [Line Items]
Long-term line of credit		$ 2,900,000,000	$ 2,200,000,000
Newbuilding Dual-Fuel Container Vessels
Loss Contingencies [Line Items]
Number of dual-fuel car carriers | vessel		5
Other commitment		$ 818,100,000
Newbuilding dual-fuel car carriers using liquefied natural gas
Loss Contingencies [Line Items]
Number of dual-fuel car carriers | carrier			2
Installation Of Optimization Upgrades
Loss Contingencies [Line Items]
Other commitment		$ 20,200,000	$ 0
Installation Of Optimization Upgrades | 8,700 TEU Containership
Loss Contingencies [Line Items]
Number of vessels committed to vessel upgrades | vessel		4
Installation Of Optimization Upgrades | 10,600 TEU Containership
Loss Contingencies [Line Items]
Number of vessels committed to vessel upgrades | vessel		3
Capital Upgrades
Loss Contingencies [Line Items]
Other commitment		$ 13,200,000